Business combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Apr. 30, 2023	Sep. 30, 2022	Nov. 30, 2021	Jul. 31, 2021
Pinzhi
Business combination
Equity interest acquired (in percent)				55.00%
Aggregate Purchase price				¥ 83,940
Contingent consideration payables for acquisitions (current)				¥ 45,000
Remaining equity interest that entity has option to purchase after founder's service period				45.00%
Founder's service period				5 years
Percentage of equity interest effectively acquired				100.00%
Yincheng Limited
Business combination
Equity interest acquired (in percent)			55.00%
Aggregate Purchase price			¥ 35,575
Contingent consideration payables for acquisitions (current)			¥ 15,700
Remaining equity interest that entity has option to purchase after founder's service period			45.00%
Founder's service period			6 years
Percentage of equity interest effectively acquired			100.00%
Yiqikao
Business combination
Equity interest acquired (in percent)		51.00%
Aggregate Purchase price		¥ 99,830
Contingent consideration payables for acquisitions (current)		¥ 33,300
Remaining equity interest that entity has option to purchase after founder's service period		45.00%
Founder's service period		4 years
Percentage of equity interest effectively acquired		96.00%
Xi an Zhifeng
Business combination
Equity interest acquired (in percent)	51.00%
Contingent consideration payables for acquisitions (current)	¥ 104,300
Remaining equity interest that entity has option to purchase after founder's service period	34.00%
Founder's service period	4 years
Additional equity interest reserved to be awarded to employees	11.40%
Effective equity interest	96.40%
Percentage of ownership interest held by noncontrolling interests	3.60%